FAIR VALUE MEASUREMENTS - Fair Value Estimated Using Net Asset Value per Share (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 5,249,093,358	$ 4,719,489,317
Fair Value Estimated Using Net Asset Value per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	4,300,709,312	3,744,351,129
Mellon Capital Small Cap Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	184,851,859	169,951,861
Mellon Capital Small Cap Stock Index Fund | Fair Value Estimated Using Net Asset Value per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 184,851,859	$ 169,951,861
Redemption Frequency (If currently eligible)	1 day	1 day
Redemption Notice Period	1 day	1 day
Mellon Capital Mid Cap Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 497,527,654	$ 459,321,305
Mellon Capital Mid Cap Stock Index Fund | Fair Value Estimated Using Net Asset Value per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 497,527,654	$ 459,321,305
Redemption Frequency (If currently eligible)	1 day	1 day
Redemption Notice Period	1 day	1 day
Mellon Capital Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 1,636,050,967	$ 1,429,311,150
Mellon Capital Stock Index Fund | Fair Value Estimated Using Net Asset Value per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 1,636,050,967	$ 1,429,311,150
Redemption Frequency (If currently eligible)	1 day	1 day
Redemption Notice Period	1 day	1 day
Mellon Capital International Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 808,582,002	$ 690,699,519
Mellon Capital International Stock Index Fund | Fair Value Estimated Using Net Asset Value per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 808,582,002	$ 690,699,519
Redemption Frequency (If currently eligible)	1 day	1 day
Redemption Notice Period	1 day	1 day
Mellon Capital Aggregate Bond Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 563,690,929	$ 511,889,594
Mellon Capital Aggregate Bond Index Fund | Fair Value Estimated Using Net Asset Value per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 563,690,929	$ 511,889,594
Redemption Frequency (If currently eligible)	1 day	1 day
Redemption Notice Period	1 day	1 day
Mellon Capital Treasury Inflation-Protected Securities Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 25,940,172	$ 24,183,840
Mellon Capital Treasury Inflation-Protected Securities Fund | Fair Value Estimated Using Net Asset Value per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 25,940,172	$ 24,183,840
Redemption Frequency (If currently eligible)	1 day	1 day
Redemption Notice Period	1 day	1 day
JPMorgan Strategic Property Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 100,832,017	$ 84,071,443
JPMorgan Strategic Property Fund | Fair Value Estimated Using Net Asset Value per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 100,832,017	$ 84,071,443
Redemption Frequency (If currently eligible)	90 days	90 days
Redemption Notice Period	30 days	30 days
Mellon Capital Emerging Markets Stock Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 78,733,000	$ 65,013,298
Mellon Capital Emerging Markets Stock Index Fund | Fair Value Estimated Using Net Asset Value per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 78,733,000	$ 65,013,298
Redemption Frequency (If currently eligible)	1 day	1 day
Redemption Notice Period	1 day	1 day
William Blair Large Cap Growth I
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 220,689,466	$ 214,753,054
William Blair Large Cap Growth I | Fair Value Estimated Using Net Asset Value per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 220,689,466	$ 214,753,054
Redemption Frequency (If currently eligible)	1 day	1 day
Redemption Notice Period	1 day	1 day
Sands Capital International Growth CIT
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 25,266,348	$ 22,073,747
Sands Capital International Growth CIT | Fair Value Estimated Using Net Asset Value per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 25,266,348	$ 22,073,747
Redemption Frequency (If currently eligible)	1 day	1 day
Redemption Notice Period	1 day	1 day
MetWest Total Return Bond Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 65,767,921	$ 59,886,326
MetWest Total Return Bond Fund | Fair Value Estimated Using Net Asset Value per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 65,767,921	$ 59,886,326
Redemption Frequency (If currently eligible)	1 day	1 day
Redemption Notice Period	1 day	1 day
Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 149,520,188	$ 120,451,987
Self-Directed Brokerage Account | Fair Value Estimated Using Net Asset Value per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value		$ 13,195,992
Redemption Frequency (If currently eligible)		1 day
Redemption Notice Period		1 day
Common Collective Trust, William Blair SMID Cap Growth CIT
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	46,456,678
Common Collective Trust, William Blair SMID Cap Growth CIT | Fair Value Estimated Using Net Asset Value per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 46,456,678
Redemption Frequency (If currently eligible)	1 day
Redemption Notice Period	1 day
Common Collective Trust, Conestoga SMID Cap Growth CIT
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 46,320,299
Common Collective Trust, Conestoga SMID Cap Growth CIT | Fair Value Estimated Using Net Asset Value per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 46,320,299
Redemption Frequency (If currently eligible)	1 day
Redemption Notice Period	1 day